7. FIXED ASSETS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Property and equipment, net	$ 197,536	$ 169,333	$ 133,204
Property and equipment, accumulated depreciation	717,019	670,666	662,855
Depreciation expense	$ 46,354	60,393	38,031
Loss on sale of assets		$ 0	$ (113,244)